Annual Total Returns [BarChart] - iShares iBoxx $ Investment Grade Corporate Bond ETF - iShares iBoxx $ Investment Grade Corporate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	8.89%
Annual Return 2012	11.68%
Annual Return 2013	(2.49%)
Annual Return 2014	8.57%
Annual Return 2015	(1.08%)
Annual Return 2016	5.97%
Annual Return 2017	7.16%
Annual Return 2018	(3.76%)
Annual Return 2019	17.13%
Annual Return 2020	11.14%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -5.51%.